NOTES PAYABLE AND LINES OF CREDIT - Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 18, 2022	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Feb. 04, 2022	Jun. 30, 2021	Mar. 15, 2021	May 01, 2020
Debt Instrument [Line Items]
Interest expense				$ 52,164,000	$ 14,294,000
Fair value of warrants and rights					40,000,000				$ 40,000,000
Warrants exercise price (in dollars per share)						$ 31.50			$ 33.00
Notes payable			$ 220,176,000	220,176,000	63,637,000
Floor plans notes payable - non-trade
Debt Instrument [Line Items]
Notes payable			144,789,000	144,789,000	48,519,000
Floor plans notes payable - trade
Debt Instrument [Line Items]
Notes payable			75,387,000	75,387,000	15,118,000
Floor plan notes payable
Debt Instrument [Line Items]
Proceeds from new secured debt				407,680,000
Initial Term Loan Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 280,000,000
Delayed Draw Term Loan Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 120,000,000
Oaktree Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			120,000,000	120,000,000
Proceeds from line of credits	$ 84,500,000
Line of credit, remaining borrowing capacity			35,500,000	35,500,000
Line of credit facility, incremental draws			100,000,000	100,000,000
Repayments of lines of credit			15,000
Term Loan Credit Agreement
Debt Instrument [Line Items]
Debt discount			24,927,000	24,927,000
Paid-in-kind interest percent		1.00%
Interest expense				42,211,000
Amortization of debt issuance costs and discounts				6,411,000
Term Loan Credit Agreement | Warrant
Debt Instrument [Line Items]
Debt discount			$ 10,950,000	$ 10,950,000
Fair value of warrants and rights		$ 19,700,000						$ 13,174,000	$ 10,950,000
Warrant liability reclassified to additional paid in capital		$ 19,700,000
Term Loan Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate		1.00%
Term Loan Credit Agreement | Base Rate
Debt Instrument [Line Items]
Effective interest rate			11.92%	11.92%
Term Loan Credit Agreement | Base Rate | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Variable interest rate		8.25%
Term Loan Credit Agreement | Base Rate | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Variable interest rate		7.25%
RumbleOn Finance Line of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity							$ 25,000,000
AFC Credit Line
Debt Instrument [Line Items]
Interest expense				$ 1,600,000	$ 1,849,000
AFC Credit Line | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity			$ 35,000,000	35,000,000
Floorplan Line with J.P. Morgan | Line of Credit
Debt Instrument [Line Items]
Interest expense				66,000
Line of credit facility, current borrowing capacity			$ 75,000,000	$ 75,000,000
PPP Loans
Debt Instrument [Line Items]
Notes payable										$ 5,177,000
Minimum | Floor plans notes payable - non-trade | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate				7.00%
Minimum | Floor plans notes payable - trade | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate				6.00%
Maximum | Floor plans notes payable - non-trade | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate				16.00%
Maximum | Floor plans notes payable - trade | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate				16.00%